Debt - Maturities of Debt (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 0
2022	0
2023	0
2024	0
2025	340,259
Thereafter	0
Total	$ 340,259